Significant Accounting Policies (Details 2) $ / shares in Units, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Significant Accounting Policies [Line Items]
General and operating expenses	₪ 3,906	[1]	$ 1,127	₪ 4,021	₪ 3,876
Salaries	2,007	[1]	579	2,015	1,958
Depreciation and amortization expenses	2,117	[1]	611	2,161	2,131
Operating profit	1,610	[1]	463	1,866	2,017
Profit after financing expenses	1,093	[1]	314	935	1,482
Profit before income tax	1,088	[1]	313	930	1,494
Income tax expense	347	[1]	100	442	358
Net profit for the period	741	[1]	$ 213	₪ 488	₪ 1,136
In accordance with the previous policy [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	4,037
Salaries	2,041
Depreciation and amortization expenses	2,063
Operating profit	1,499
Profit after financing expenses	982
Profit before income tax	977
Income tax expense	320
Net profit for the period	657
Profit attributable to shareholders of the Company	56
Profit attributable to non-controlling interests	601
Earnings per share (Basic and Diluted) | $ / shares			$ 1.88
Change [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	131
Salaries	34
Depreciation and amortization expenses	54
Operating profit	111
Profit after financing expenses	111
Profit before income tax	111
Income tax expense	27
Net profit for the period	84
Profit attributable to shareholders of the Company	22
Profit attributable to non-controlling interests	62
Earnings per share (Basic and Diluted) | $ / shares			0.74
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	3,906
Salaries	2,007
Depreciation and amortization expenses	2,117
Operating profit	1,610
Profit after financing expenses	1,093
Profit before income tax	1,088
Income tax expense	347
Net profit for the period	741
Profit attributable to shareholders of the Company	78
Profit attributable to non-controlling interests	₪ 663
Earnings per share (Basic and Diluted) | $ / shares			$ 2.62

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.